Commitments And Contingencies (Schedule Of Estimated Purchased Power Commitments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Unrecorded Unconditional Purchase Obligation, Fiscal Year Maturity [Abstract]
2013	$ 1,563
2014	1,434
2015	1,122
2016	937
2017	898
Thereafter	1,659
Total	7,613
Coal [Member]
Unrecorded Unconditional Purchase Obligation, Fiscal Year Maturity [Abstract]
2013	620
2014	625
2015	614
2016	644
2017	676
Thereafter	245
Total	3,424
Natural Gas [Member]
Unrecorded Unconditional Purchase Obligation, Fiscal Year Maturity [Abstract]
2013	327
2014	249
2015	136
2016	54
2017	34
Thereafter	105
Total	905
Nuclear Fuel [Member]
Unrecorded Unconditional Purchase Obligation, Fiscal Year Maturity [Abstract]
2013	36
2014	89
2015	87
2016	95
2017	78
Thereafter	277
Total	662
Purchased Power [Member]
Unrecorded Unconditional Purchase Obligation, Fiscal Year Maturity [Abstract]
2013	421	[1]
2014	309	[1]
2015	164	[1]
2016	78	[1]
2017	55	[1]
Thereafter	687	[1]
Total	1,714	[1]
Renewable energy credits agreements, term	20 years
Methane Gas [Member]
Unrecorded Unconditional Purchase Obligation, Fiscal Year Maturity [Abstract]
2013	3
2014	3
2015	4
2016	4
2017	5
Thereafter	99
Total	118
Other [Member]
Unrecorded Unconditional Purchase Obligation, Fiscal Year Maturity [Abstract]
2013	156
2014	159
2015	117
2016	62
2017	50
Thereafter	246
Total	790
Ameren Illinois Company [Member]
Unrecorded Unconditional Purchase Obligation, Fiscal Year Maturity [Abstract]
Long-term purchase commitment, cubic feet to be purchased	15,500
Gas transportation agreements, term	10 years
Investment in Energy Efficiency Programs [Member] | Union Electric Company [Member]
Long-term Purchase Commitment [Line Items]
Other commitment	$ 147
Other commitments, term	3 years

[1]	The purchased power amounts includes Ameren Illinois' 20-year agreements for renewable energy credits that were entered into in December 2010 with various renewable energy suppliers. The agreements contain a provision that allows Ameren Illinois to reduce the quantity purchased in the event that Ameren Illinois would not be able to recover the costs associated with the renewable energy credits.